UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03714
                                                     ----------
                         Phoenix CA Tax-Exempt Bond Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
 Vice President, Chief Legal Officer,                   John H. Beers, Esq.
 Counsel and Secretary for Registrant                Vice President and Counsel
   Phoenix Life Insurance Company                 Phoenix Life Insurance Company
         One American Row                                 One American Row
      Hartford, CT 06103-2899                          Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           ---------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: January 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



PHOENIX CA TAX-EXEMPT BOND FUND
GLOSSARY
JANUARY 31, 2007 (UNAUDITED)

AMBAC
American Municipal Bond Assurance Corporation

FGIC
Financial Guaranty Insurance Company

FHA
Federal Housing Authority

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

IBC
Insured Bond Certificate

MBIA
Municipal Bond Insurance Association

VA
Department of Veterans Affairs

PHOENIX CA TAX-EXEMPT BOND FUND


                            SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                  (UNAUDITED)


                                                    PAR VALUE
                                                      (000)       VALUE
                                                    ---------  -----------

MUNICIPAL TAX-EXEMPT BONDS(d)--97.6%

DEVELOPMENT REVENUE--5.6%
Hercules Redevelopment Agency Tax-Allocation
   5%, 8/1/29 (AMBAC Insured)                         $  500   $   525,760
Los Angeles Community Redevelopment Agency,
   Series A 6.55%, 1/1/27 (AMBAC/FHA Insured)            100       100,734
Ontario Redevelopment Financing Authority,
   Project No. 1 6.90%, 8/1/10 (MBIA Insured)             70        77,293
Ontario Redevelopment Financing Authority,
   Project No. 1 5.25%, 8/1/13 (MBIA Insured)            500       535,595
Riverside County Redevelopment Agency, Jurup
   Valley Project Area Tax-Allocation (AMBAC
   Insured) 5.25%, 10/1/17                               250       269,630
San Diego Redevelopment Agency, Center City
   Series A 4.75%, 9/1/30 (AMBAC Insured)                500       511,575
San Diego Redevelopment Agency, Center City
   Series B 5.35%, 9/1/24 (AMBAC Insured)              1,000     1,053,860
Santa Clara Redevelopment Agency Tax Allocation
   5%, 6/1/22 (MBIA Insured)                           1,000     1,051,900
                                                               -----------
                                                                 4,126,347
                                                               -----------

EDUCATION REVENUE--4.4%
Los Angeles Unified School District, Certificate
   of Participation Series B 5%, 10/1/31 (AMBAC
   Insured)                                            1,000     1,031,750
North City West School Facilities Financing
   Authority, Series B 5.25%, 9/1/19 (AMBAC Insured)   1,000     1,108,950
Sweetwater Unified High School District, Public
   Financing Authority, Series A 5%, 9/1/29 (FSA
   Insured)                                            1,000     1,048,250
                                                               -----------
                                                                 3,188,950
                                                               -----------

GENERAL OBLIGATION--18.7%
Antelope Valley Union High School District,
   Series A 5%, 2/1/27 (MBIA Insured)                  1,000     1,047,920
Brea Olinda Unified School District, Series A 6%,
   8/1/15 (FGIC Insured)                                 150       173,164
Butte-Glenn Community College District, Series A
   5.50%, 8/1/19 (MBIA Insured)                        1,000     1,097,890


                                                    PAR VALUE
                                                      (000)       VALUE
                                                    ---------  -----------

GENERAL OBLIGATION--(CONTINUED)
California State 5.50%, 4/1/08 (MBIA Insured)         $1,500   $ 1,533,270
California State 6.25%, 4/1/08                           825       849,478
California State 5.50%, 4/1/10 (MBIA Insured)            200       210,802
California State 5.25%, 6/1/16                            80        80,782
California State 5%, 2/1/20                              750       787,867
California State 4.50%, 12/1/37                          330       320,338
California State Veterans Bonds, Series CC 4.50%,
   12/1/37                                               895       919,917
Desert Community College District 5%, 8/1/18
   (MBIA Insured)                                        990     1,065,091
Gilroy Unified School District 5%, 8/1/27
   (FGIC Insured)                                        500       523,960
Grossmont-Cuyamaca Community College, District
   Election of 2002, Series A 5%, 8/1/19 (MBIA
   Insured)                                              250       264,455
Los Angeles Unified School District 4.50%,
   1/1/28                                                500       501,630
Metropolitan Water District
   Southern California, Series A 5.25%, 3/1/11           180       184,824
Oakland Unified School District, Alameda County
   4.375%, 8/1/28                                        500       488,080
Santa Ana Unified School District 5.70%, 8/1/22
   (FGIC Insured)                                        400       430,024
Santa Clara Unified School District 5.50%, 7/1/20
   (FGIC Insured)                                      1,000     1,067,210
Walnut Valley Unified School District, Series A
   0%, 8/1/19 (MBIA Insured)                           3,095     1,526,640
Wiseburn School District, Series A 5%,
   8/1/17 (MBIA Insured)                                 580       626,162
                                                               -----------
                                                                13,699,504
                                                               -----------

GENERAL REVENUE--13.1%
Anaheim Public Financing Authority, Series C 6%,
   9/1/16 (FSA Insured)                                1,600     1,848,560
California State Public Works Board, Department of
   Health Services, Richmond Lab Series B 5%,
   11/1/17 (XLCA Insured)                                460       493,966
California State Public Works Board, Highway Patrol
   Series C 5.25%, 11/1/20                               500       525,785

PHOENIX CA TAX-EXEMPT BOND FUND

                                                    PAR VALUE
                                                      (000)       VALUE
                                                    ---------  -----------

GENERAL REVENUE--(CONTINUED)
Fontana Public Financing Authority Tax Allocation
   5%, 10/1/29 (AMBAC Insured)                        $1,000   $ 1,056,010
Los Angeles County Public Works Financing Authority,
   Series A 5.50%, 10/1/12 (MBIA Insured)                530       541,580
Los Angeles County Public Works Financing Authority,
   Series A 5.50%, 10/1/18 (FSA Insured)                 450       489,740
Pomona Certificates of Participation 5.50%, 6/1/28
   (AMBAC Insured)                                     1,365     1,508,680
San Diego County Certificates of Participation
   5.25%, 11/1/15 (AMBAC Insured)                        960     1,024,080
San Jose Financing Authority, Series F 5%, 9/1/15
   (MBIA Insured)                                      1,000     1,053,460
South Coast Air Quality Management Corp. 6%, 8/1/11
   (AMBAC Insured)                                     1,000     1,083,570
                                                               -----------
                                                                 9,625,431
                                                               -----------

HIGHER EDUCATION REVENUE--3.6%
California Educational Facilities Authority,
   Chapman University 5.375%, 10/1/16 (Connie
   Lee Insured)                                           60        61,248
California State Public Works Board, University of
   California Series D 5%, 5/1/30                      1,000     1,049,480
University of California Series A 5%, 5/15/10
   (AMBAC Insured)                                       500       520,020
University of California Series B 4.75%, 5/15/38         500       505,485
University of California Series G 4.75%, 5/15/35
   (FGIC Insured)                                        525       534,340
                                                               -----------
                                                                 2,670,573
                                                               -----------

MEDICAL REVENUE--3.3%
California Health Facilities Financing Authority,
   Cedars-Sinai Medical Center 5%, 11/15/34              500       514,640
California Health Facilities Financing Authority,
   Stanford Hospital and Clinics Series A 5%,
   11/15/14                                              250       266,072
California State Public Works Board, Department of
   Mental Health Series A 5.50%, 6/1/16                1,000     1,097,660
San Joaquin General Hospital Project, Certificates
   of Participation 5.25%, 9/1/12 (MBIA Insured)         100       104,426


                                                    PAR VALUE
                                                      (000)       VALUE
                                                    ---------  -----------

MEDICAL REVENUE--(CONTINUED)
Santa Clara County Financing Authority, Series A
   7.75%, 11/15/11 (AMBAC Insured)                      $400   $   468,404
                                                               -----------
                                                                 2,451,202
                                                               -----------

MUNICIPAL UTILITY DISTRICT REVENUE--2.6%
Sacramento Municipal Utilities District, Financing
   Authority 4.75%, 7/1/26 (MBIA Insured)                500       516,455
Sacramento Municipal Utility District, Series O
   5.25%, 8/15/10 (MBIA Insured)                         500       526,420
Sacramento Municipal Utility District, Series O
   5.25%, 8/15/15 (MBIA Insured)                         310       329,859
Sacramento Municipal Utility District, Series P
   5.25%, 8/15/17 (FSA Insured)                          500       532,245
                                                               -----------
                                                                 1,904,979
                                                               -----------

NATURAL GAS REVENUE--0.7%
Roseville Natural Gas Finance Authority 5%, 2/15/24      500       541,945

POWER REVENUE--5.4%
Los Angeles Water and Power Series A -A-2, 5%,
   7/1/19 (MBIA insured)                                 760       805,630
Northern California Power Agency, Hydroelectric
   Project Series A 5%, 7/1/15 (MBIA Insured)          1,000     1,026,280
Northern California Power Agency, Hydroelectric
   Project Series A 5.20%, 7/1/32 (MBIA Insured)       1,120     1,148,896
Pasadena Electric 5%, 6/1/17 (MBIA Insured)              300       315,117
Southern California Public Power Authority, Series B
   5%, 7/1/12 (FSA Insured)                              635       675,729
                                                               -----------
                                                                 3,971,652
                                                               -----------

PRE-REFUNDED--27.1%
Contra Costa County Home Mortgage 7.50%, 5/1/14
   (GNMA Collateralized)(b)                              500       607,955
Covina Community Redevelopment Agency 8.80%,
   1/1/08(b)                                              60        62,713
Cypress Single Family Residential Mortgage Series B
   7.25%, 1/1/12 (Private Mortgage Insurance)(b)         200       231,382
Duarte Redevelopment Agency Single Family Mortgage,
   Series A 6.875%, 11/1/11 (FNMA Collateralized)(b)     300       340,893

PHOENIX CA TAX-EXEMPT BOND FUND

                                                    PAR VALUE
                                                      (000)       VALUE
                                                    ---------  -----------

PRE-REFUNDED--(CONTINUED)
Huntington Park Redevelopment Agency Single Family
   Residential Mortgage, Series A 8%, 12/1/19
   (FHA/VA/PRIV MTGS Insured)(b)                      $2,400   $ 3,355,416
Los Angeles Harbor Department 7.60%, 10/1/18(b)          945     1,138,914
Los Angeles Unified School District, Election of
   1997 Series E, 5.125%, 1/1/27 Prerefunded
   7/1/12 @100 (MBIA Insured)                          1,000     1,070,720
Lucia Mar Unified School District, Election of 2004
   Series A, 5%, 8/1/27 Prerefunded 8/1/14 @ 100
   (FGIC Insured)                                      1,000     1,082,310
M-S-R Public Power
   Agency San Juan Project Series D, 6.75%, 7/1/20
   (MBIA Insured)(b)                                   1,920     2,244,154
Modesto Wastewater Treatment Facility 6%, 11/1/12
   (MBIA Insured)(b)                                     735       822,847
Northern California Power Agency 7.50%, 7/1/23
   Prerefunded 7/1/21 @ 100 (AMBAC Insured)              195       260,105
Pomona Unified School District Series C 5.60%,
   8/1/12 (MBIA Insured)(b)                            1,500     1,642,740
Riverside County Single Family Issue B
8.625%, 5/1/16 (GNMA Collateralized)(b)                1,000     1,346,830
Riverside County Single
   Family Series A 7.80%, 5/1/21 (GNMA
   Collateralized)(b)                                  4,000     5,473,880
Stockton Housing Facility, O'Connor Woods Project
   Series A, 5.60%, 3/20/28 Prerefunded 9/20/17
   @ 100 (GNMA Collateralized)                           200       200,494
                                                               -----------
                                                                19,881,353
                                                               -----------

TRANSPORTATION REVENUE--3.4%
Alameda Corridor Transportation Authority,
   Series A 5.125%, 10/1/16 (MBIA Insured)               150       156,674
Alameda Corridor Transportation Authority,
   Series A 5.125%, 10/1/17 (MBIA Insured)               125       130,496
Los Angeles County Metropolitan Transportation
   Authority, Sales Tax Series A 4.50%, 7/1/32
   (AMBAC Insured)                                       500       495,495
Los Angeles Harbor Department Revenue (MBIA
   Insured) 4.50%, 8/1/27                                500       492,105
Port of Oakland Series I 5.60%, 11/1/19 (MBIA
   Insured)                                            1,000     1,033,650
San Francisco Bay Area Rapid Transit District
   5.25%, 7/1/17                                         180       185,391
                                                               -----------
                                                                 2,493,811
                                                               -----------


                                                    PAR VALUE
                                                      (000)       VALUE
                                                    ---------  -----------

WATER & SEWER REVENUE--9.7%
California State Department of Water Resources,
   Series T 5.125%, 12/1/12                           $  250   $   258,413
Delta Diablo Sanitation District, Certificates of
   Participation 0%, 12/1/16 (MBIA Insured)            1,070       709,977
East Bay Municipal Utility District Water System
   5.25%, 6/1/18 (MBIA Insured)                        1,035     1,098,911
El Dorado Irrigation District, Certificates of
   Participation Series A 5.25%, 3/1/16
   (FGIC Insured)                                        365       392,422
Metropolitan Water District of Southern California
   Series B 5%, 7/1/13                                   500       534,690
Metropolitan Water District of Southern California
   Waterworks Series B-3, 5%, 10/1/29 (MBIA
   Insured)                                            1,000     1,055,340
Modesto Wastewater, Series A 5%, 11/1/19
   (FSA Insured)                                         245       263,279
Mountain View Shoreline Regional Park Community,
   Series A 5.50%, 8/1/21 (MBIA Insured)               1,000     1,018,700
Redlands Financing Authority, Series A 5%, 9/1/17
   (FSA Insured)                                       1,000     1,050,040
Sweetwater Water Authority 5.25%, 4/1/10 (AMBAC
   Insured)                                              165       168,599
Westlands Water District, Certificates of
   Participation 5.25%, 9/1/14 (MBIA Insured)            500       542,500
                                                               -----------
                                                                 7,092,871
                                                               -----------
--------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $68,711,844)                                   71,648,618
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $68,711,844)                                   71,648,618
                                                               -----------

SHORT-TERM INVESTMENTS--2.0%

COMMERCIAL PAPER(c)--2.0%
UBS Finance Delaware LLC 5.26%, 2/1/07                $1,510   $ 1,510,000
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,510,000)                                     1,510,000
--------------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $70,221,844)                                   73,158,618(a)

Other assets and liabilities, net--0.4%                            265,162
                                                               -----------
NET ASSETS--100.0%                                             $73,423,780
                                                               ===========

PHOENIX CA TAX-EXEMPT BOND FUND





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,193,453 and gross depreciation of $256,679 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $70,221,844.
(b) Escrowed to maturity.
(c) The rate shown is the discount rate.
(d) At January 31, 2007, the concentration of the Fund's investments by state or territory determined as a percentage of net assets is as follows: California 98%. At January 31, 2007, 81% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 37% and AMBAC 14%.

PHOENIX CA TAX-EXEMPT BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2007 (Unaudited)


            NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

            The following is a summary of significant accounting policies consistently followed by the Phoenix CA Tax-Exempt Bond Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

         A. SECURITY VALUATION

            Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

            As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

            Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

            In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

         B. SECURITY TRANSACTIONS AND RELATED INCOME

            Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

            NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

            The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix CA Tax-Exempt Bond Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                          W. Patrick Bradley,  Chief Financial Officer
                          and Treasurer
                          (principal financial officer)

Date     March 28, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.